Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-71.46%
AAR Corp.(b)	225,559	$ 14,571,111
AeroVironment, Inc.(b)(c)	179,133	31,982,406
Axon Enterprise, Inc.(b)	349,353	104,809,393
Boeing Co. (The)(b)	1,268,672	241,808,883
BWX Technologies, Inc.	469,287	46,689,364
Cadre Holdings, Inc.	258,537	9,488,308
CAE, Inc. (Canada)(b)	2,027,352	36,857,259
Curtiss-Wright Corp.	165,811	48,864,502
Ducommun, Inc.(b)(c)	88,107	5,653,826
Elbit Systems Ltd. (Israel)	283,221	50,974,116
General Dynamics Corp.	563,946	168,456,310
General Electric Co.	1,355,605	230,723,971
HEICO Corp.(c)	289,819	69,944,917
Hexcel Corp.	476,360	31,539,796
Howmet Aerospace, Inc.	1,715,507	164,174,020
Huntington Ingalls Industries, Inc.	239,819	67,144,524
Kratos Defense & Security Solutions, Inc.(b)(c)	955,783	21,543,349
L3Harris Technologies, Inc.	685,438	155,519,028
Leonardo DRS, Inc.(b)(c)	1,508,085	42,527,997
Loar Holdings, Inc.(b)(c)	127,127	7,945,437
Lockheed Martin Corp.	479,657	259,935,721
Mercury Systems, Inc.(b)(c)	377,925	13,435,234
Moog, Inc., Class A	133,546	26,188,371
Northrop Grumman Corp.	380,213	184,144,760
RTX Corp.	2,128,742	250,105,898
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	742,157	26,903,191
Textron, Inc.	868,515	80,685,043
TransDigm Group, Inc.	98,805	127,875,407
Triumph Group, Inc.(b)	465,941	7,636,773
V2X, Inc.(b)	172,256	8,979,705
Woodward, Inc.	231,343	36,087,195
		2,573,195,815
Communications Equipment-0.38%
Viasat, Inc.(b)(c)	671,152	13,570,693
Diversified Telecommunication Services-0.20%
Iridium Communications, Inc.(c)	253,948	7,288,308
Electrical Equipment-3.23%
Eaton Corp. PLC	381,883	116,394,119
Electronic Equipment, Instruments & Components-4.22%
Amphenol Corp., Class A	1,147,333	73,727,619
Keysight Technologies, Inc.(b)	182,270	25,439,424
OSI Systems, Inc.(b)	69,685	10,311,986
Teledyne Technologies, Inc.(b)	87,604	36,956,623
TTM Technologies, Inc.(b)	291,675	5,652,662
		152,088,314
Industrial Conglomerates-4.08%
Honeywell International, Inc.	717,344	146,876,184
	Shares	Value
Machinery-4.66%
Barnes Group, Inc.(c)	135,588	$ 5,469,620
Oshkosh Corp.(c)	106,616	11,583,828
Parker-Hannifin Corp.	268,817	150,849,348
		167,902,796
Metals & Mining-1.04%
ATI, Inc.(b)(c)	550,044	37,243,479
Professional Services-9.57%
Booz Allen Hamilton Holding Corp.	544,043	77,966,802
CACI International, Inc., Class A(b)	112,010	51,690,375
Jacobs Solutions, Inc.	231,211	33,837,730
KBR, Inc.	658,017	43,817,352
Leidos Holdings, Inc.	555,984	80,284,089
Parsons Corp.(b)(c)	263,848	24,107,792
Science Applications International Corp.	265,650	33,046,860
		344,751,000
Software-1.19%
C3.ai, Inc., Class A(b)(c)	157,818	4,221,632
Palantir Technologies, Inc., Class A(b)	1,429,699	38,444,606
		42,666,238
Total Common Stocks & Other Equity Interests (Cost $2,786,144,976)		3,601,976,946

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $335,109)	335,109	335,109
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $2,786,480,085)		3,602,312,055
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.39%
Invesco Private Government Fund, 5.30%(d)(e)(f)	43,729,188	43,729,188
Invesco Private Prime Fund, 5.48%(d)(e)(f)	114,237,749	114,272,020
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $158,003,148)		158,001,208
TOTAL INVESTMENTS IN SECURITIES-104.43% (Cost $2,944,483,233)		3,760,313,263
OTHER ASSETS LESS LIABILITIES-(4.43)%		(159,392,669)
NET ASSETS-100.00%		$3,600,920,594
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,063,764	$(7,728,655)	$-	$-	$335,109	$16,696
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,845,661	76,195,139	(70,311,612)	-	-	43,729,188	596,926*
Invesco Private Prime Fund	97,337,606	142,104,623	(125,170,720)	16,019	(15,508)	114,272,020	1,613,977*
Total	$135,183,267	$226,363,526	$(203,210,987)	$16,019	$(15,508)	$158,336,317	$2,227,599

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Communication Services-10.01%
AT&T, Inc.	124,055	$ 2,388,059
Paramount Global, Class B	178,140	2,034,359
Sirius XM Holdings, Inc.(b)	776,198	2,677,883
Snap, Inc., Class A(b)(c)	136,450	1,817,514
Verizon Communications, Inc.	54,560	2,210,771
		11,128,586
Consumer Discretionary-9.57%
Autoliv, Inc. (Sweden)(b)	17,397	1,759,533
CarMax, Inc.(b)(c)	31,119	2,627,688
Domino’s Pizza, Inc.	4,246	1,820,260
eBay, Inc.	41,117	2,286,516
Genuine Parts Co.	14,531	2,137,656
		10,631,653
Consumer Staples-21.00%
Brown-Forman Corp., Class B(b)	46,186	2,085,760
Campbell Soup Co.	46,898	2,197,640
Church & Dwight Co., Inc.	20,229	1,982,644
Clorox Co. (The)	16,195	2,136,606
Dollar Tree, Inc.(b)(c)	19,106	1,993,520
J.M. Smucker Co. (The)	19,436	2,292,476
Kellanova	35,262	2,050,485
Kimberly-Clark Corp.	16,216	2,189,971
Kraft Heinz Co. (The)	59,753	2,103,903
Molson Coors Beverage Co., Class B	39,896	2,108,504
Tyson Foods, Inc., Class A	36,042	2,194,958
		23,336,467
Energy-4.12%
Kinder Morgan, Inc.	111,961	2,365,736
ONEOK, Inc.	26,584	2,215,245
		4,580,981
Health Care-8.13%
Amgen, Inc.	7,026	2,335,934
Baxter International, Inc.	63,202	2,263,896
Cardinal Health, Inc.	22,538	2,272,506
Henry Schein, Inc.(c)	30,031	2,160,430
		9,032,766
Industrials-16.50%
Automatic Data Processing, Inc.	8,545	2,244,088
C.H. Robinson Worldwide, Inc.	25,739	2,292,058
Caterpillar, Inc.	6,106	2,113,897
Lennox International, Inc.(b)	4,355	2,541,142
Old Dominion Freight Line, Inc.	12,584	2,644,905
Rollins, Inc.	47,082	2,255,699
Trane Technologies PLC	6,509	2,175,829
Wabtec Corp.	12,800	2,062,720
		18,330,338
	Shares	Value
Information Technology-12.57%
Cognizant Technology Solutions Corp., Class A	31,439	$ 2,379,304
DocuSign, Inc.(c)	37,449	2,077,671
HP, Inc.	65,767	2,373,531
Intel Corp.	69,179	2,126,562
International Business Machines Corp.	12,499	2,401,558
Qorvo, Inc.(c)	21,809	2,612,718
		13,971,344
Materials-5.74%
Amcor PLC	215,585	2,270,110
Mosaic Co. (The)	68,290	2,032,993
Nucor Corp.	12,705	2,070,153
		6,373,256
Utilities-12.11%
Consolidated Edison, Inc.	22,610	2,204,927
Evergy, Inc.	39,638	2,299,004
Eversource Energy	36,337	2,358,635
NRG Energy, Inc.	26,778	2,012,902
Southern Co. (The)	27,588	2,304,150
Xcel Energy, Inc.	39,145	2,281,370
		13,460,988
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $105,633,235)		110,846,379
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.99%
Invesco Private Government Fund, 5.30%(d)(e)(f)	3,069,462	3,069,462
Invesco Private Prime Fund, 5.48%(d)(e)(f)	8,034,905	8,037,315
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,106,770)		11,106,777
TOTAL INVESTMENTS IN SECURITIES-109.74% (Cost $116,740,005)		121,953,156
OTHER ASSETS LESS LIABILITIES-(9.74)%		(10,826,612)
NET ASSETS-100.00%		$111,126,544
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg Analyst Rating Improvers ETF (UPGD)—(continued)
July 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$325,653	$(325,653)	$-	$-	$-	$301
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,423,845	(6,354,383)	-	-	3,069,462	12,417*
Invesco Private Prime Fund	-	17,946,556	(9,909,248)	7	-	8,037,315	31,537*
Total	$-	$27,696,054	$(16,589,284)	$7	$-	$11,106,777	$44,255

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Momentum ETF (PDP)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-2.07%
Alphabet, Inc., Class A	51,058	$ 8,758,489
Meta Platforms, Inc., Class A	19,845	9,423,001
Netflix, Inc.(b)	11,865	7,455,373
		25,636,863
Consumer Discretionary-11.58%
Chipotle Mexican Grill, Inc.(b)	286,453	15,560,127
Crocs, Inc.(b)(c)	42,431	5,701,453
Deckers Outdoor Corp.(b)	13,067	12,056,006
Gap, Inc. (The)(c)	283,444	6,655,265
H&R Block, Inc.	131,868	7,640,432
Murphy USA, Inc.	16,167	8,163,042
NVR, Inc.(b)	1,997	17,189,138
PulteGroup, Inc.	58,387	7,707,084
Royal Caribbean Cruises Ltd.(b)	57,220	8,967,518
Texas Roadhouse, Inc.	41,744	7,288,920
TJX Cos., Inc. (The)	135,164	15,276,235
Toll Brothers, Inc.	54,449	7,770,417
TopBuild Corp.(b)	15,587	7,459,003
Williams-Sonoma, Inc.(c)	42,452	6,566,475
Wingstop, Inc.	26,194	9,793,413
		143,794,528
Consumer Staples-5.39%
BJ’s Wholesale Club Holdings, Inc.(b)	81,686	7,185,101
Coca-Cola Consolidated, Inc.	7,609	8,719,077
Costco Wholesale Corp.	24,614	20,232,708
e.l.f. Beauty, Inc.(b)	137,706	23,765,301
US Foods Holding Corp.(b)	129,783	7,058,897
		66,961,084
Energy-4.76%
Diamondback Energy, Inc.	74,944	15,161,921
Targa Resources Corp.	230,219	31,144,026
Weatherford International PLC(b)	108,452	12,782,153
		59,088,100
Financials-16.96%
Apollo Global Management, Inc.	71,471	8,956,031
Arch Capital Group Ltd.(b)	66,733	6,391,687
Ares Management Corp., Class A	79,720	12,213,104
Arthur J. Gallagher & Co.	30,369	8,609,308
Brown & Brown, Inc.	80,737	8,027,680
Evercore, Inc., Class A	34,756	8,702,555
First Citizens BancShares, Inc., Class A	4,120	8,601,283
Fiserv, Inc.(b)	164,312	26,876,514
Houlihan Lokey, Inc.	51,342	7,714,135
KKR & Co., Inc., Class A	78,534	9,695,022
Marsh & McLennan Cos., Inc.	32,584	7,252,221
Mastercard, Inc., Class A	79,933	37,065,731
Primerica, Inc.	31,881	8,026,679
Robinhood Markets, Inc., Class A(b)	299,291	6,156,416
Visa, Inc., Class A	50,410	13,392,425
W.R. Berkley Corp.	594,787	32,790,607
		210,471,398
Health Care-6.81%
Eli Lilly and Co.	20,352	16,368,503
Ensign Group, Inc. (The)(c)	64,247	9,042,765
Intuitive Surgical, Inc.(b)	22,522	10,013,506
McKesson Corp.	12,643	7,800,984
Medpace Holdings, Inc.(b)	57,811	22,113,864
	Shares	Value
Health Care-(continued)
Natera, Inc.(b)	59,641	$ 6,106,642
Tenet Healthcare Corp.(b)	87,620	13,116,714
		84,562,978
Industrials-26.25%
AMETEK, Inc.	40,053	6,948,394
API Group Corp.(b)(c)	229,070	8,679,462
Applied Industrial Technologies, Inc.	38,956	8,499,810
Axon Enterprise, Inc.(b)	23,812	7,143,838
Booz Allen Hamilton Holding Corp.	73,105	10,476,678
Carlisle Cos., Inc.	22,523	9,427,677
Cintas Corp.	26,334	20,117,596
Clean Harbors, Inc.(b)	36,306	8,667,331
Comfort Systems USA, Inc.	50,744	16,868,320
Copart, Inc.(b)	606,105	31,717,475
Eaton Corp. PLC	21,088	6,427,412
Fluor Corp.(b)	158,130	7,606,053
Howmet Aerospace, Inc.	123,308	11,800,576
Hubbell, Inc.	18,436	7,294,203
Ingersoll Rand, Inc.	70,092	7,037,237
KBR, Inc.	102,315	6,813,156
Leidos Holdings, Inc.	45,183	6,524,425
Masco Corp.	96,405	7,505,129
Owens Corning	39,494	7,360,892
Parker-Hannifin Corp.	12,821	7,194,632
Parsons Corp.(b)(c)	84,775	7,745,892
Quanta Services, Inc.	57,236	15,189,290
Tetra Tech, Inc.	40,543	8,645,389
Trane Technologies PLC	61,681	20,618,725
TransDigm Group, Inc.	23,005	29,773,531
United Rentals, Inc.	16,580	12,552,718
W.W. Grainger, Inc.	27,828	27,182,669
		325,818,510
Information Technology-24.21%
Applied Materials, Inc.	69,424	14,731,773
AppLovin Corp., Class A(b)(c)	222,084	17,122,676
Arista Networks, Inc.(b)	30,811	10,677,552
Broadcom, Inc.	79,074	12,705,610
Cadence Design Systems, Inc.(b)	106,638	28,542,727
CDW Corp.	42,029	9,166,945
CrowdStrike Holdings, Inc., Class A(b)	19,705	4,570,772
Entegris, Inc.	161,236	19,072,606
Fair Isaac Corp.(b)	6,320	10,112,000
Insight Enterprises, Inc.(b)(c)	37,174	8,345,563
KLA Corp.	23,517	19,356,137
Lam Research Corp.	6,161	5,675,760
MACOM Technology Solutions Holdings, Inc.(b)	117,783	11,886,660
Microsoft Corp.	25,505	10,670,017
NVIDIA Corp.	285,343	33,390,838
Onto Innovation, Inc.(b)	58,139	11,121,991
Oracle Corp.	65,080	9,075,406
PTC, Inc.(b)	37,446	6,659,771
Pure Storage, Inc., Class A(b)	119,621	7,168,887
Roper Technologies, Inc.	52,634	28,672,372
Synopsys, Inc.(b)	39,003	21,776,155
		300,502,218
Materials-0.52%
Westlake Corp.	43,689	6,459,856
Real Estate-0.62%
Iron Mountain, Inc.	75,217	7,714,255
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Momentum ETF (PDP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Utilities-0.84%
Constellation Energy Corp.	55,222	$ 10,481,136
Total Common Stocks & Other Equity Interests (Cost $952,692,004)		1,241,490,926
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $801,494)	801,494	801,494
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $953,493,498)		1,242,292,420
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.72%
Invesco Private Government Fund, 5.30%(d)(e)(f)	9,345,390	9,345,390
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(d)(e)(f)	24,396,870	$ 24,404,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,749,579)		33,749,579
TOTAL INVESTMENTS IN SECURITIES-102.79% (Cost $987,243,077)		1,276,041,999
OTHER ASSETS LESS LIABILITIES-(2.79)%		(34,655,628)
NET ASSETS-100.00%		$1,241,386,371

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$876,359	$2,586,152	$(2,661,017)	$-	$-	$801,494	$12,776
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,239,550	50,889,060	(59,783,220)	-	-	9,345,390	159,382*
Invesco Private Prime Fund	46,900,594	104,091,204	(126,587,056)	3,659	(4,212)	24,404,189	437,643*
Total	$66,016,503	$157,566,416	$(189,031,293)	$3,659	$(4,212)	$34,551,073	$609,801

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-82.85%
Biotechnology-0.36%
PureTech Health PLC(b)	408,190	$ 910,185
Capital Markets-60.96%
3i Group PLC (United Kingdom)	318,069	12,779,262
Alaris Equity Partners Income (Canada)	103,479	1,217,224
Blackstone Secured Lending Fund(c)	77,249	2,368,454
Blackstone, Inc., Class A	95,626	13,593,236
Blue Owl Capital, Inc.(c)	425,628	8,116,726
Bridgepoint Group PLC (United Kingdom)(d)	1,529,275	5,755,339
Carlyle Group, Inc. (The)	261,937	13,028,746
Chrysalis Investments Ltd. (Guernsey)(b)	1,789,755	1,896,554
Deutsche Beteiligungs AG (Germany)	38,900	1,039,715
EQT AB (Sweden)(c)	376,202	12,176,651
Fairfax India Holdings Corp. (India)(b)(d)	170,354	2,436,062
Gimv N.V. (Belgium)	58,746	2,565,012
Hamilton Lane, Inc., Class A	44,935	6,487,266
IP Group PLC (United Kingdom)	2,800,418	1,499,949
JAFCO Group Co. Ltd. (Japan)	150,093	1,905,840
KKR & Co., Inc., Class A	114,782	14,169,838
Molten Ventures PLC (United Kingdom)(b)	547,455	2,622,859
Mutares SE & Co. KGaA (Germany)	42,832	1,485,470
Onex Corp. (Canada)	134,507	9,211,848
P10, Inc., Class A(c)	73,083	728,637
Partners Group Holding AG (Switzerland)	8,656	11,647,864
Patria Investments Ltd., Class A (Cayman Islands)	92,497	1,203,386
Petershill Partners PLC (United Kingdom)(c)(d)	1,798,401	5,128,108
Ratos AB, Class B (Sweden)	812,603	2,609,707
StepStone Group, Inc., Class A(c)	99,972	5,024,593
STIC Investments, Inc. (South Korea)	75,612	549,206
TPG, Inc.(c)	254,711	12,987,714
VNV Global AB (Sweden)(b)	229,237	524,027
		154,759,293
Diversified Consumer Services-1.27%
Graham Holdings Co., Class B	4,157	3,221,052
Financial Services-15.16%
Cannae Holdings, Inc.(c)	68,280	1,373,111
Compass Diversified Holdings	80,141	1,928,193
Eurazeo SE (France)	123,120	9,699,015
HAL Trust (Netherlands)	80,103	9,881,463
Kinnevik AB, Class B (Sweden)(b)(c)	588,003	4,919,044
Sofina S.A. (Belgium)(c)	45,208	10,684,041
		38,484,867
Industrial Conglomerates-1.53%
Brookfield Business Corp., Class A (Canada)	119,963	2,684,177
Italmobiliare S.p.A. (Italy)	36,933	1,196,958
		3,881,135
Interactive Media & Services-1.23%
IAC, Inc.(b)(c)	59,281	3,130,630
	Shares	Value
Wireless Telecommunication Services-2.34%
SoftBank Group Corp. (Japan)	97,788	$ 5,954,630
Total Common Stocks & Other Equity Interests (Cost $180,417,282)		210,341,792

Closed-End Funds-17.20%
Apax Global Alpha Ltd. (Guernsey)(d)	1,196,237	2,381,588
Ares Capital Corp.(c)	357,440	7,484,794
Bain Capital Specialty Finance, Inc., BDC(c)	35,575	596,237
Barings BDC, Inc.(c)	60,345	605,864
Blue Owl Capital Corp., BDC(c)	148,395	2,303,090
Capital Southwest Corp., BDC(c)	22,655	581,554
FS KKR Capital Corp., BDC(c)	114,835	2,325,409
Gladstone Investment Corp.(c)	41,484	581,606
Goldman Sachs BDC, Inc., BDC(c)	39,909	598,236
Golub Capital BDC, Inc.(c)	110,649	1,690,717
HBM Healthcare Investments AG (Switzerland), Class A(b)	12,729	2,848,751
Hercules Capital, Inc.(c)	59,826	1,289,848
HgCapital Trust PLC (United Kingdom)	1,260,285	8,725,196
Main Street Capital Corp.(c)	24,286	1,242,957
NB Private Equity Partners Ltd. (Guernsey)	117,066	2,556,215
New Mountain Finance Corp., BDC(c)	46,983	582,589
Oakley Capital Investments Ltd. (Bermuda)	474,832	3,195,869
Oaktree Specialty Lending Corp.(c)	29,973	540,413
Princess Private Equity Holding Ltd. (Guernsey)(c)	200,007	2,402,347
Sixth Street Specialty Lending, Inc.(c)	27,056	564,659
SLR Investment Corp., BDC(c)	35,448	555,116
Total Closed-End Funds (Cost $39,644,227)		43,653,055
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $220,061,509)		253,994,847
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.14%
Invesco Private Government Fund, 5.30%(e)(f)(g)	12,193,011	12,193,011
Invesco Private Prime Fund, 5.48%(e)(f)(g)	31,311,750	31,321,144
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,514,029)		43,514,155
TOTAL INVESTMENTS IN SECURITIES-117.19% (Cost $263,575,538)		297,509,002
OTHER ASSETS LESS LIABILITIES-(17.19)%		(43,631,793)
NET ASSETS-100.00%		$253,877,209

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $15,701,097, which represented 6.18% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,162,867	$12,687,987	$(14,850,854)	$-	$-	$-	$26,036
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,815,050	50,298,174	(52,920,213)	-	-	12,193,011	204,612*
Invesco Private Prime Fund	38,101,734	87,172,861	(93,953,490)	5,577	(5,538)	31,321,144	545,446*
Total	$55,079,651	$150,159,022	$(161,724,557)	$5,577	$(5,538)	$43,514,155	$776,094

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	14.38%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-24.85%
Autohome, Inc., ADR	53,592	$ 1,336,584
Baidu, Inc., ADR(b)(c)	100,302	8,883,748
Bilibili, Inc., ADR(b)(c)	93,419	1,415,298
DouYu International Holdings Ltd., ADR(b)(c)	14,054	237,513
Haoxi Health Technology Ltd.(b)	11,760	49,392
Hello Group, Inc., ADR(c)	137,725	929,644
HUYA, Inc., ADR	75,293	320,748
iQIYI, Inc., ADR(b)(c)	416,181	1,385,883
Kanzhun Ltd., ADR(c)	249,421	3,387,137
NetEase, Inc., ADR(c)	62,370	5,744,901
Sohu.com Ltd., ADR(b)	27,298	411,654
Tencent Music Entertainment Group, ADR(c)	384,230	5,448,381
Weibo Corp., ADR(c)	74,657	576,352
Zhihu, Inc., ADR(b)	38,441	126,855
		30,254,090
Consumer Discretionary-54.19%
Alibaba Group Holding Ltd., ADR(c)	141,751	11,177,066
Atour Lifestyle Holdings Ltd., ADR	52,316	875,770
ATRenew, Inc., ADR(b)(c)	96,028	257,355
Baozun, Inc., ADR(b)(c)	34,717	82,279
GSX Techedu, Inc., ADR(b)	120,424	578,035
H World Group Ltd., ADR(c)	122,966	3,688,980
JD.com, Inc., ADR(c)	337,875	8,916,521
Kandi Technologies Group, Inc.(b)(c)	68,707	131,918
Li Auto, Inc., ADR(b)(c)	163,119	3,219,969
MINISO Group Holding Ltd., ADR(c)	51,656	861,106
New Oriental Education & Technology Group, Inc., ADR(b)	69,465	4,363,791
NIO, Inc., ADR(b)(c)	1,030,057	4,573,453
Niu Technologies, ADR(b)	39,844	78,891
SunCar Technology Group, Inc., Class A (Hong Kong)(b)(c)	31,809	306,957
TAL Education Group, ADR(b)(c)	324,942	3,255,919
TH International Ltd.(b)	124,003	80,602
Trip.com Group Ltd., ADR(b)(c)	215,580	9,168,617
Vipshop Holdings Ltd., ADR(c)	324,913	4,431,813
XPeng, Inc., ADR(b)(c)	188,074	1,515,877
Youdao, Inc., ADR(b)(c)	29,435	91,249
Yum China Holdings, Inc.	275,341	8,326,312
		65,982,480
Consumer Staples-1.26%
Dada Nexus Ltd., ADR(b)(c)	88,241	116,478
DingDong (Cayman) Ltd., ADR(b)(c)	110,433	196,571
RLX Technology, Inc., ADR(c)	558,703	1,000,078
Yatsen Holding Ltd., ADR(b)(c)	56,515	220,974
		1,534,101
Financials-4.06%
FinVolution Group, ADR(c)	153,161	854,638
LexinFintech Holdings Ltd., ADR	112,381	197,791
Lufax Holding Ltd., ADR(c)	175,104	497,295
Noah Holdings Ltd., ADR(c)	27,794	215,403
Qifu Technology, Inc., ADR(c)	113,448	2,304,129
	Shares	Value
Financials-(continued)
Qudian, Inc., ADR(b)(c)	158,905	$ 303,509
Up Fintech Holding Ltd., ADR(b)	107,693	439,387
Waterdrop, Inc., ADR	113,215	125,669
		4,937,821
Health Care-0.99%
I-Mab, ADR(b)	55,433	77,052
Jin Medical International Ltd.(b)(c)	124,218	347,810
Zai Lab Ltd., ADR(b)(c)	40,828	776,957
		1,201,819
Industrials-7.35%
EHang Holdings Ltd., ADR(b)(c)	32,414	413,603
Full Truck Alliance Co. Ltd., ADR	515,890	3,920,764
ZTO Express (Cayman), Inc., ADR(c)	243,615	4,616,504
		8,950,871
Information Technology-3.50%
Agora, Inc., ADR(b)	61,971	154,927
Baijiayun Group Ltd.(b)	9,111	78,446
Canadian Solar, Inc. (Canada)(b)(c)	52,501	870,467
Daqo New Energy Corp., ADR(b)(c)	58,749	1,029,870
GDS Holdings Ltd., ADR(b)(c)	75,411	846,866
JinkoSolar Holding Co. Ltd., ADR(c)	33,641	698,387
Kingsoft Cloud Holdings Ltd., ADR(b)(c)	58,974	159,230
MMTEC, Inc.(b)(c)	156,302	50,595
Tuya, Inc., ADR(b)	98,269	147,403
Vnet Group, Inc., ADR(b)(c)	111,915	231,664
		4,267,855
Real Estate-3.72%
KE Holdings, Inc., ADR(c)	327,175	4,531,374
Total Common Stocks & Other Equity Interests (Cost $199,599,153)		121,660,411
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $199,599,153)		121,660,411
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.85%
Invesco Private Government Fund, 5.30%(d)(e)(f)	11,095,436	11,095,436
Invesco Private Prime Fund, 5.48%(d)(e)(f)	30,116,551	30,125,586
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,221,740)		41,221,022
TOTAL INVESTMENTS IN SECURITIES-133.77% (Cost $240,820,893)		162,881,433
OTHER ASSETS LESS LIABILITIES-(33.77)%		(41,114,661)
NET ASSETS-100.00%		$121,766,772
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$119,141	$5,874,393	$(5,993,534)	$-	$-	$-	$4,318
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,882,289	22,372,269	(25,159,122)	-	-	11,095,436	172,081*
Invesco Private Prime Fund	36,215,873	26,135,434	(32,225,471)	2,585	(2,835)	30,125,586	463,215*
Total	$50,217,303	$54,382,096	$(63,378,127)	$2,585	$(2,835)	$41,221,022	$639,614

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-96.97%
Automobiles-15.49%
Li Auto, Inc., A Shares (China)(b)	518,440	$ 5,090,162
Lucid Group, Inc.(b)(c)	382,388	1,346,006
NIO, Inc., ADR (China)(b)(c)	573,865	2,547,961
Rivian Automotive, Inc., Class A(b)(c)	305,221	5,008,677
Tesla, Inc.(b)	46,871	10,877,353
XPeng, Inc. (China)(b)	517,088	2,141,295
Zhejiang Leapmotor Technology Co. Ltd. (China)(b)(c)(d)	207,180	663,018
		27,674,472
Building Products-7.34%
Advanced Drainage Systems, Inc.	29,532	5,228,345
Kingspan Group PLC (Ireland)	64,622	6,041,736
Recticel S.A. (Belgium)(c)	11,969	160,342
ROCKWOOL A/S, Class B (Denmark)	3,807	1,682,701
		13,113,124
Chemicals-0.64%
Umicore S.A. (Belgium)(c)	83,569	1,147,558
Commercial Services & Supplies-0.43%
China Everbright Environment Group Ltd. (China)(c)	1,499,024	677,362
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	106,685	36,463
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)(b)	16,853	50,913
		764,738
Construction & Engineering-0.59%
China Conch Venture Holdings Ltd. (China)	615,123	537,800
OX2 AB (Sweden)(b)	62,498	345,507
West Holdings Corp. (Japan)	11,461	174,969
		1,058,276
Diversified REITs-1.42%
American Assets Trust, Inc.	23,457	622,080
Merlin Properties SOCIMI S.A. (Spain)(c)	167,804	1,915,677
		2,537,757
Electrical Equipment-14.37%
Alfen N.V. (Netherlands)(b)(c)(d)	9,200	169,688
Array Technologies, Inc.(b)(c)	63,534	668,378
ChargePoint Holdings, Inc.(b)(c)	163,416	354,613
Contemporary Amperex Technology Co. Ltd., A Shares (China)	111,700	2,879,574
CS Wind Corp. (South Korea)	11,194	387,430
Energiekontor AG (Germany)	3,080	216,970
Ginlong Technologies Co. Ltd., A Shares (China)	10,700	94,385
Goldwind Science & Technology Co. Ltd., A Shares (China)	74,500	82,571
Kempower OYJ (Finland)(b)(c)	8,182	132,452
LG Energy Solution Ltd. (South Korea)(b)	19,774	4,653,551
Nextracker, Inc., Class A(b)	51,614	2,536,312
Nordex SE (Germany)(b)(c)	49,147	746,675
Plug Power, Inc.(b)	329,704	814,369
PNE AG (Germany)(c)	14,206	225,973
Shoals Technologies Group, Inc., Class A(b)(c)	72,067	468,435
Signify N.V.	52,971	1,312,627
Sungrow Power Supply Co. Ltd., A Shares (China)	53,720	511,626
SunPower Corp.(b)(c)	41,348	35,291
	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)	93,055	$ 1,631,254
Vestas Wind Systems A/S (Denmark)(b)(c)	314,099	7,754,659
		25,676,833
Electronic Equipment, Instruments & Components-1.43%
Badger Meter, Inc.	12,372	2,550,611
Food Products-2.55%
Darling Ingredients, Inc.(b)(c)	66,558	2,644,349
Grieg Seafood ASA (Norway)	18,473	107,532
SalMar ASA (Norway)	27,670	1,589,168
SLC Agricola S.A. (Brazil)	65,990	209,665
		4,550,714
Ground Transportation-1.62%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,104,000	873,784
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
MTR Corp. Ltd. (Hong Kong)	625,117	2,024,508
		2,898,292
Household Durables-3.59%
Beazer Homes USA, Inc.(b)	11,539	388,518
KB Home	32,499	2,797,514
Meritage Homes Corp.	15,346	3,113,243
Neinor Homes S.A. (Spain)(b)(d)	7,866	110,653
		6,409,928
Independent Power and Renewable Electricity Producers-7.97%
ACEN Corp. (Philippines)	4,208,000	395,747
Akfen Yenilenebilir Enerji AS (Turkey)(b)	147,813	106,785
Altus Power, Inc.(b)(c)	35,828	150,478
Audax Renovables S.A. (Spain)(b)	64,587	127,758
BCPG PCL, NVDR (Thailand)	599,474	92,499
Boralex, Inc., Class A (Canada)	42,122	1,044,627
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	233,590	131,566
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)(c)	1,081,853	288,051
China Three Gorges Renewables (Group) Co. Ltd., A Shares (China)	839,300	564,407
Concord New Energy Group Ltd. (Hong Kong)	3,291,966	248,625
EDP Renovaveis S.A. (Spain)(c)	140,177	2,175,172
Encavis AG (Germany)(b)	53,968	992,780
Energix-Renewable Energies Ltd. (Israel)	126,951	436,755
Enlight Renewable Energy Ltd. (Israel)(b)	53,824	828,980
Greenvolt-Energias Renovaveis S.A. (Portugal)(b)	29,332	264,078
Grenergy Renovables S.A. (Spain)(b)	6,846	259,282
Montauk Renewables, Inc.(b)(c)	23,727	140,939
Neoen S.A. (France)(d)	30,706	1,279,903
NextEra Energy Partners L.P.(c)	39,822	1,017,452
Ormat Technologies, Inc.(c)	24,258	1,883,391
RENOVA, Inc. (Japan)(b)(c)	20,355	124,057
Scatec ASA (South Africa)(b)(d)	57,455	462,919
Serena Energia S.A. (Brazil)(b)	142,391	217,639
Shinfox Energy Co. Ltd., Class C (Taiwan)	51,000	245,923
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	36,525	435,156
Voltalia S.A. (France)(b)(c)	18,850	209,687
Xinyi Energy Holdings Ltd. (China)(c)	979,066	111,542
		14,236,198
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrial REITs-1.48%
Advance Logistics Investment Corp. (Japan)	294	$ 233,504
CRE Logistics REIT, Inc. (Japan)(c)	276	264,884
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)(c)	211	530,795
Nippon Prologis REIT, Inc. (Japan)	987	1,620,947
		2,650,130
IT Services-0.09%
Kingsoft Cloud Holdings Ltd., H shares (China)(b)(c)	837,600	151,180
Machinery-1.81%
Alstom S.A. (France)(b)	118,230	2,318,214
Energy Recovery, Inc.(b)	20,679	301,500
Stadler Rail AG (Switzerland)(c)	19,897	609,172
		3,228,886
Metals & Mining-0.34%
Radius Recycling, Inc., Class A	9,486	171,886
Sims Ltd.(c)	65,931	438,279
		610,165
Office REITs-5.38%
Brandywine Realty Trust	71,322	359,463
Centuria Office REIT (Australia)(c)	221,761	180,288
Cousins Properties, Inc.	65,790	1,809,883
Covivio S.A. (France)	19,882	1,027,094
Douglas Emmett, Inc.(c)	72,173	1,161,264
Global One Real Estate Investment Corp. (Japan)(c)	461	310,070
Inmobiliaria Colonial SOCIMI S.A. (Spain)(c)	103,973	604,175
Japan Excellent, Inc. (Japan)(c)	546	433,287
Keppel REIT (Singapore)	1,003,487	656,438
Mori Hills REIT Investment Corp. (Japan)(c)	678	579,495
Paramount Group, Inc.	74,285	389,253
Vornado Realty Trust(c)	69,788	2,092,942
		9,603,652
Oil, Gas & Consumable Fuels-0.22%
REX American Resources Corp.(b)	5,450	276,915
Verbio SE (Germany)(c)	6,481	122,168
		399,083
Paper & Forest Products-3.09%
Canfor Corp. (Canada)(b)	21,007	240,871
Mercer International, Inc. (Germany)	13,437	102,390
Suzano S.A. (Brazil)	329,000	3,134,747
West Fraser Timber Co. Ltd. (Canada)	22,975	2,036,142
		5,514,150
Real Estate Management & Development-4.31%
Daiwa House Industry Co. Ltd. (Japan)	235,058	6,706,793
Platzer Fastigheter Holding AB, Class B (Sweden)(c)	23,394	213,911
SOHO China Ltd. (China)(b)	884,483	76,990
Swire Properties Ltd. (Hong Kong)	447,436	707,925
		7,705,619
Retail REITs-6.05%
AEON REIT Investment Corp. (Japan)(c)	727	626,208
CapitaLand Integrated Commercial Trust (Singapore)	2,344,778	3,646,186
Eurocommercial Properties N.V. (Netherlands)(c)	18,684	465,013
First Capital REIT (Canada)	51,528	610,600
Frasers Centrepoint Trust (Singapore)	457,078	755,190
	Shares	Value
Retail REITs-(continued)
Klepierre S.A. (France)	91,407	$ 2,619,178
Lar Espana Real Estate SOCIMI S.A. (Spain)	19,684	173,383
Lendlease Global Commercial REIT (Singapore)	832,901	370,496
Mapletree Pan Asia Commercial Trust (Singapore)	1,048,437	1,003,289
Mercialys S.A. (France)	42,244	536,205
		10,805,748
Semiconductors & Semiconductor Equipment-10.83%
Alfa Solar Enerji Sanayi VE Ticaret A.S. (Turkey)(b)	36,063	73,247
Duk San Neolux Co. Ltd. (South Korea)(b)	4,175	104,318
Enphase Energy, Inc.(b)	57,261	6,591,314
First Solar, Inc.(b)	41,544	8,973,089
Flat Glass Group Co. Ltd., A Shares (China)	37,000	96,506
Flat Glass Group Co. Ltd., H Shares (China)(c)	191,473	277,454
JA Solar Technology Co. Ltd., A Shares (China)	79,108	118,108
Jinko Solar Co. Ltd., A Shares (China)	179,000	181,055
JinkoSolar Holding Co. Ltd., ADR (China)(c)	14,043	291,533
LONGi Green Energy Technology Co. Ltd., A Shares (China)	179,072	359,281
Shanghai Aiko Solar Energy Co. Ltd., A Shares (China)(b)	43,380	56,603
SMA Solar Technology AG (Germany)(c)	6,337	171,020
SolarEdge Technologies, Inc.(b)(c)	24,018	693,159
TSEC Corp. (Taiwan)(b)	203,059	170,812
United Renewable Energy Co. Ltd. (Taiwan)(b)	570,075	220,260
Xinyi Solar Holdings Ltd. (China)	2,055,128	976,002
		19,353,761
Software-0.08%
Tuya, Inc., ADR (China)(b)	100,062	150,093
Specialized REITs-5.14%
Digital Realty Trust, Inc.	61,475	9,189,898
Specialty Retail-0.02%
Fastned B.V., CVA (Netherlands)(b)(c)	1,659	31,057
Transportation Infrastructure-0.38%
Taiwan High Speed Rail Corp. (Taiwan)	740,000	669,760
Water Utilities-0.31%
Beijing Enterprises Water Group Ltd. (China)(c)	1,803,958	556,521
Total Common Stocks & Other Equity Interests (Cost $234,850,971)		173,238,204

Exchange-Traded Funds-3.02%
iShares MSCI India ETF(b)(c) (Cost $4,369,695)	94,067	5,401,327

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $85,372)	85,372	85,372
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $239,306,038)		178,724,903

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.54%
Invesco Private Government Fund, 5.30%(e)(f)(g)	9,668,287	$ 9,668,287
Invesco Private Prime Fund, 5.48%(e)(f)(g)	25,235,379	25,242,950
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,911,263)		34,911,237
TOTAL INVESTMENTS IN SECURITIES-119.58% (Cost $274,217,301)		213,636,140
OTHER ASSETS LESS LIABILITIES-(19.58)%		(34,982,159)
NET ASSETS-100.00%		$178,653,981

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $2,854,210, which represented 1.60% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,389	$1,518,148	$(1,499,165)	$-	$-	$85,372	$1,620
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,149,603	13,319,597	(13,800,913)	-	-	9,668,287	144,903*
Invesco Private Prime Fund	26,746,528	24,528,573	(26,031,984)	4,505	(4,672)	25,242,950	387,703*
Total	$36,962,520	$39,366,318	$(41,332,062)	$4,505	$(4,672)	$34,996,609	$534,226

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	11.42%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.22%
Communication Services-8.96%
Alphabet, Inc., Class A	11,858	$ 2,034,121
Alphabet, Inc., Class C	9,865	1,708,125
AT&T, Inc.	14,475	278,644
Charter Communications, Inc., Class A(b)	198	75,185
Comcast Corp., Class A	7,902	326,115
Electronic Arts, Inc.	491	74,112
Fox Corp., Class A	467	17,765
Fox Corp., Class B	266	9,424
Interpublic Group of Cos., Inc. (The)	762	24,514
Live Nation Entertainment, Inc.(b)	287	27,606
Match Group, Inc.(b)	536	20,443
Meta Platforms, Inc., Class A	4,423	2,100,173
Netflix, Inc.(b)	869	546,036
News Corp., Class A	765	21,099
News Corp., Class B	231	6,581
Omnicom Group, Inc.	395	38,726
Paramount Global, Class B	998	11,397
Take-Two Interactive Software, Inc.(b)	321	48,320
T-Mobile US, Inc.	1,041	189,753
Verizon Communications, Inc.	8,498	344,339
Walt Disney Co. (The)	3,680	344,779
Warner Bros. Discovery, Inc.(b)	4,501	38,934
		8,286,191
Consumer Discretionary-10.12%
Airbnb, Inc., Class A(b)	891	124,348
Amazon.com, Inc.(b)	18,487	3,456,699
Aptiv PLC(b)	549	38,095
AutoZone, Inc.(b)	35	109,679
Bath & Body Works, Inc.	452	16,611
Best Buy Co., Inc.	389	33,656
Booking Holdings, Inc.	69	256,336
BorgWarner, Inc.	460	16,243
Caesars Entertainment, Inc.(b)	436	17,418
CarMax, Inc.(b)	317	26,767
Carnival Corp.(b)	2,039	33,970
Chipotle Mexican Grill, Inc.(b)	2,773	150,629
D.R. Horton, Inc.	599	107,778
Darden Restaurants, Inc.	241	35,256
Deckers Outdoor Corp.(b)	52	47,977
Domino’s Pizza, Inc.	71	30,438
eBay, Inc.	1,021	56,778
Etsy, Inc.(b)	236	15,373
Expedia Group, Inc.(b)	256	32,684
Ford Motor Co.	7,916	85,651
Garmin Ltd.	310	53,088
General Motors Co.	2,303	102,069
Genuine Parts Co.	281	41,338
Hasbro, Inc.	264	17,017
Hilton Worldwide Holdings, Inc.	505	108,408
Home Depot, Inc. (The)	2,001	736,688
Las Vegas Sands Corp.	737	29,237
Lennar Corp., Class A	494	87,403
LKQ Corp.	538	22,327
Lowe’s Cos., Inc.	1,155	283,564
lululemon athletica, inc.(b)	231	59,750
Marriott International, Inc., Class A	485	110,241
McDonald’s Corp.	1,454	385,892
MGM Resorts International(b)	507	21,786
Mohawk Industries, Inc.(b)	107	17,234
NIKE, Inc., Class B	2,445	183,033
Norwegian Cruise Line Holdings Ltd.(b)	866	15,960
	Shares	Value
Consumer Discretionary-(continued)
NVR, Inc.(b)	6	$ 51,645
O’Reilly Automotive, Inc.(b)	119	134,034
Pool Corp.	78	29,175
PulteGroup, Inc.	424	55,968
Ralph Lauren Corp.	79	13,872
Ross Stores, Inc.	677	96,967
Royal Caribbean Cruises Ltd.(b)	478	74,912
Starbucks Corp.	2,287	178,272
Tapestry, Inc.	464	18,602
Tesla, Inc.(b)	5,601	1,299,824
TJX Cos., Inc. (The)	2,286	258,364
Tractor Supply Co.	218	57,404
Ulta Beauty, Inc.(b)	97	35,394
Wynn Resorts Ltd.	190	15,736
Yum! Brands, Inc.	568	75,447
		9,363,037
Consumer Staples-5.87%
Altria Group, Inc.	3,467	169,918
Archer-Daniels-Midland Co.	998	61,886
Brown-Forman Corp., Class B	362	16,348
Bunge Global S.A.	286	30,096
Campbell Soup Co.	397	18,603
Church & Dwight Co., Inc.	494	48,417
Clorox Co. (The)	251	33,114
Coca-Cola Co. (The)	7,826	522,307
Colgate-Palmolive Co.	1,656	164,259
Conagra Brands, Inc.	965	29,259
Constellation Brands, Inc., Class A	325	79,677
Costco Wholesale Corp.	895	735,690
Dollar General Corp.	443	53,333
Dollar Tree, Inc.(b)	418	43,614
Estee Lauder Cos., Inc. (The), Class A	471	46,916
General Mills, Inc.	1,140	76,540
Hershey Co. (The)	298	58,849
Hormel Foods Corp.	586	18,817
J.M. Smucker Co. (The)	215	25,359
Kellanova	531	30,878
Kenvue, Inc.	3,865	71,464
Keurig Dr Pepper, Inc.	2,108	72,262
Kimberly-Clark Corp.	679	91,699
Kraft Heinz Co. (The)	1,594	56,125
Kroger Co. (The)	1,352	73,684
Lamb Weston Holdings, Inc.	291	17,466
McCormick & Co., Inc.	508	39,121
Molson Coors Beverage Co., Class B	367	19,396
Mondelez International, Inc., Class A	2,708	185,092
Monster Beverage Corp.(b)	1,432	73,676
PepsiCo, Inc.	2,775	479,159
Philip Morris International, Inc.	3,139	361,487
Procter & Gamble Co. (The)	4,764	765,861
Sysco Corp.	1,005	77,033
Target Corp.	934	140,483
Tyson Foods, Inc., Class A	578	35,200
Walgreens Boots Alliance, Inc.	1,445	17,152
Walmart, Inc.	8,624	591,951
		5,432,191
Energy-3.74%
APA Corp.	727	22,675
Baker Hughes Co., Class A	2,015	78,021
Chevron Corp.	3,460	555,226
ConocoPhillips	2,361	262,543
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Energy-(continued)
Coterra Energy, Inc.	1,503	$ 38,777
Devon Energy Corp.	1,276	60,010
Diamondback Energy, Inc.	360	72,832
EOG Resources, Inc.	1,160	147,088
EQT Corp.	1,198	41,343
Exxon Mobil Corp.	9,056	1,073,951
Halliburton Co.	1,787	61,973
Hess Corp.	558	85,608
Kinder Morgan, Inc.	3,898	82,365
Marathon Oil Corp.	1,139	31,949
Marathon Petroleum Corp.	712	126,038
Occidental Petroleum Corp.	1,343	81,681
ONEOK, Inc.	1,178	98,163
Phillips 66	856	124,531
Schlumberger N.V.	2,886	139,365
Targa Resources Corp.	448	60,606
Valero Energy Corp.	660	106,735
Williams Cos., Inc. (The)	2,460	105,633
		3,457,113
Financials-13.21%
Aflac, Inc.	1,044	99,577
Allstate Corp. (The)	533	91,207
American Express Co.	1,147	290,237
American International Group, Inc.	1,340	106,168
Ameriprise Financial, Inc.	201	86,444
Aon PLC, Class A	438	143,887
Arch Capital Group Ltd.(b)	755	72,314
Arthur J. Gallagher & Co.	441	125,019
Assurant, Inc.	105	18,361
Bank of America Corp.	13,735	553,658
Bank of New York Mellon Corp. (The)	1,510	98,256
Berkshire Hathaway, Inc., Class B(b)	3,655	1,602,717
BlackRock, Inc.	282	247,173
Blackstone, Inc., Class A	1,442	204,980
Brown & Brown, Inc.	478	47,528
Capital One Financial Corp.	771	116,729
Cboe Global Markets, Inc.	213	39,088
Charles Schwab Corp. (The)	3,014	196,483
Chubb Ltd.	819	225,766
Cincinnati Financial Corp.	316	41,276
Citigroup, Inc.	3,850	249,788
Citizens Financial Group, Inc.	918	39,171
CME Group, Inc., Class A	727	140,827
Corpay, Inc.(b)	142	41,438
Discover Financial Services	506	72,859
Everest Group Ltd.	88	34,573
FactSet Research Systems, Inc.	77	31,808
Fidelity National Information Services, Inc.	1,123	86,280
Fifth Third Bancorp	1,381	58,472
Fiserv, Inc.(b)	1,181	193,176
Franklin Resources, Inc.	606	13,859
Global Payments, Inc.	515	52,345
Globe Life, Inc.	169	15,673
Goldman Sachs Group, Inc. (The)	651	331,379
Hartford Financial Services Group, Inc. (The)	597	66,219
Huntington Bancshares, Inc.	2,926	43,744
Intercontinental Exchange, Inc.	1,158	175,506
Invesco Ltd.(c)	908	15,672
Jack Henry & Associates, Inc.	147	25,208
JPMorgan Chase & Co.	5,798	1,233,814
KeyCorp	1,903	30,695
KKR & Co., Inc., Class A	1,344	165,917
	Shares	Value
Financials-(continued)
Loews Corp.	367	$ 29,342
M&T Bank Corp.	337	58,021
MarketAxess Holdings, Inc.	77	17,212
Marsh & McLennan Cos., Inc.	995	221,457
Mastercard, Inc., Class A	1,657	768,367
MetLife, Inc.	1,205	92,604
Moody’s Corp.	317	144,704
Morgan Stanley	2,526	260,708
MSCI, Inc.	160	86,522
Nasdaq, Inc.	768	51,978
Northern Trust Corp.	413	36,612
PayPal Holdings, Inc.(b)	2,112	138,927
PNC Financial Services Group, Inc. (The)	803	145,423
Principal Financial Group, Inc.	435	35,457
Progressive Corp. (The)	1,182	253,090
Prudential Financial, Inc.	725	90,857
Raymond James Financial, Inc.	376	43,616
Regions Financial Corp.	1,849	41,362
S&P Global, Inc.	646	313,136
State Street Corp.	608	51,662
Synchrony Financial	810	41,140
T. Rowe Price Group, Inc.	451	51,509
Travelers Cos., Inc. (The)	463	100,212
Truist Financial Corp.	2,701	120,708
U.S. Bancorp	3,150	141,372
Visa, Inc., Class A	3,178	844,299
W.R. Berkley Corp.	612	33,740
Wells Fargo & Co.	7,038	417,635
Willis Towers Watson PLC	207	58,432
		12,215,395
Health Care-12.02%
Abbott Laboratories	3,512	372,061
AbbVie, Inc.	3,565	660,666
Agilent Technologies, Inc.	592	83,709
Align Technology, Inc.(b)	141	32,695
Amgen, Inc.	1,083	360,065
Baxter International, Inc.	1,029	36,859
Becton, Dickinson and Co.	584	140,779
Biogen, Inc.(b)	294	62,681
Bio-Rad Laboratories, Inc., Class A(b)	42	14,211
Bio-Techne Corp.	319	26,027
Boston Scientific Corp.(b)	2,968	219,276
Bristol-Myers Squibb Co.	4,092	194,616
Cardinal Health, Inc.	492	49,608
Catalent, Inc.(b)	365	21,659
Cencora, Inc.	335	79,690
Centene Corp.(b)	1,077	82,843
Charles River Laboratories International, Inc.(b)	104	25,386
Cigna Group (The)	574	200,137
Cooper Cos., Inc. (The)	401	37,425
CVS Health Corp.	2,534	152,876
Danaher Corp.	1,330	368,516
DaVita, Inc.(b)	105	14,345
DexCom, Inc.(b)	803	54,459
Edwards Lifesciences Corp.(b)	1,217	76,732
Elevance Health, Inc.	469	249,522
Eli Lilly and Co.	1,612	1,296,483
GE HealthCare Technologies, Inc.	857	72,528
Gilead Sciences, Inc.	2,515	191,291
HCA Healthcare, Inc.	391	141,953
Henry Schein, Inc.(b)	258	18,561
Hologic, Inc.(b)	471	38,438

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Humana, Inc.	243	$ 87,871
IDEXX Laboratories, Inc.(b)	166	79,036
Incyte Corp.(b)	321	20,887
Insulet Corp.(b)	141	27,403
Intuitive Surgical, Inc.(b)	716	318,341
IQVIA Holdings, Inc.(b)	368	90,613
Johnson & Johnson	4,858	766,835
Labcorp Holdings, Inc.(b)	170	36,625
McKesson Corp.	262	161,659
Medtronic PLC	2,680	215,258
Merck & Co., Inc.	5,113	578,434
Mettler-Toledo International, Inc.(b)	43	65,404
Moderna, Inc.(b)	673	80,235
Molina Healthcare, Inc.(b)	118	40,270
Pfizer, Inc.	11,439	349,347
Quest Diagnostics, Inc.	224	31,875
Regeneron Pharmaceuticals, Inc.(b)	213	229,868
ResMed, Inc.	296	63,122
Revvity, Inc.	249	31,277
Solventum Corp.(b)	279	16,428
STERIS PLC	200	47,752
Stryker Corp.	684	223,976
Teleflex, Inc.	95	20,987
Thermo Fisher Scientific, Inc.	771	472,885
UnitedHealth Group, Inc.	1,858	1,070,505
Universal Health Services, Inc., Class B	121	25,865
Vertex Pharmaceuticals, Inc.(b)	521	258,270
Viatris, Inc.	2,404	28,992
Waters Corp.(b)	120	40,354
West Pharmaceutical Services, Inc.	147	45,007
Zimmer Biomet Holdings, Inc.	415	46,210
Zoetis, Inc.	921	165,817
		11,113,505
Industrials-8.53%
3M Co.	1,117	142,473
A.O. Smith Corp.	244	20,750
Allegion PLC	176	24,079
American Airlines Group, Inc.(b)	1,324	14,087
AMETEK, Inc.	468	81,189
Automatic Data Processing, Inc.	826	216,924
Axon Enterprise, Inc.(b)	143	42,901
Boeing Co. (The)(b)	1,165	222,049
Broadridge Financial Solutions, Inc.	239	51,146
Builders FirstSource, Inc.(b)	246	41,173
C.H. Robinson Worldwide, Inc.	237	21,105
Carrier Global Corp.	1,691	115,174
Caterpillar, Inc.	988	342,046
Cintas Corp.	174	132,926
Copart, Inc.(b)	1,766	92,415
CSX Corp.	3,946	138,505
Cummins, Inc.	276	80,537
Dayforce, Inc.(b)	319	18,910
Deere & Co.	522	194,174
Delta Air Lines, Inc.	1,302	56,012
Dover Corp.	277	51,040
Eaton Corp. PLC	807	245,966
Emerson Electric Co.	1,155	135,262
Equifax, Inc.	250	69,843
Expeditors International of Washington, Inc.	285	35,574
Fastenal Co.	1,156	81,787
FedEx Corp.	457	138,128
Fortive Corp.	711	51,085
	Shares	Value
Industrials-(continued)
GE Vernova, Inc.(b)	553	$ 98,567
Generac Holdings, Inc.(b)	122	18,993
General Dynamics Corp.	459	137,108
General Electric Co.	2,209	375,972
Honeywell International, Inc.	1,314	269,041
Howmet Aerospace, Inc.	783	74,933
Hubbell, Inc.	109	43,126
Huntington Ingalls Industries, Inc.	80	22,398
IDEX Corp.	153	31,897
Illinois Tool Works, Inc.	548	135,509
Ingersoll Rand, Inc.	814	81,726
J.B. Hunt Transport Services, Inc.	164	28,397
Jacobs Solutions, Inc.	253	37,027
Johnson Controls International PLC	1,360	97,294
L3Harris Technologies, Inc.	383	86,899
Leidos Holdings, Inc.	273	39,421
Lockheed Martin Corp.	431	233,568
Masco Corp.	444	34,565
Nordson Corp.	110	27,536
Norfolk Southern Corp.	456	113,799
Northrop Grumman Corp.	281	136,094
Old Dominion Freight Line, Inc.	360	75,665
Otis Worldwide Corp.	816	77,112
PACCAR, Inc.	1,058	104,382
Parker-Hannifin Corp.	259	145,340
Paychex, Inc.	647	82,829
Paycom Software, Inc.	97	16,179
Pentair PLC	336	29,524
Quanta Services, Inc.	295	78,287
Republic Services, Inc.	413	80,254
Rockwell Automation, Inc.	230	64,090
Rollins, Inc.	567	27,165
RTX Corp.	2,684	315,343
Snap-on, Inc.	107	30,712
Southwest Airlines Co.	1,208	32,544
Stanley Black & Decker, Inc.	310	32,742
Textron, Inc.	385	35,767
Trane Technologies PLC	457	152,766
TransDigm Group, Inc.	113	146,247
Uber Technologies, Inc.(b)	4,218	271,934
Union Pacific Corp.	1,232	303,971
United Airlines Holdings, Inc.(b)	664	30,159
United Parcel Service, Inc., Class B	1,473	192,035
United Rentals, Inc.	134	101,451
Veralto Corp.	443	47,206
Verisk Analytics, Inc.	288	75,384
W.W. Grainger, Inc.	89	86,936
Wabtec Corp.	356	57,369
Waste Management, Inc.	737	149,360
Xylem, Inc.	490	65,415
		7,889,298
Information Technology-31.78%
Accenture PLC, Class A (Ireland)	1,269	419,557
Adobe, Inc.(b)	904	498,692
Advanced Micro Devices, Inc.(b)	3,263	471,438
Akamai Technologies, Inc.(b)	307	30,172
Amphenol Corp., Class A	2,425	155,830
Analog Devices, Inc.	1,001	231,611
ANSYS, Inc.(b)	176	55,199
Apple, Inc.	29,097	6,461,862
Applied Materials, Inc.	1,677	355,859
Arista Networks, Inc.(b)	512	177,434

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	431	$ 106,681
Broadcom, Inc.	8,794	1,413,020
Cadence Design Systems, Inc.(b)	549	146,945
CDW Corp.	271	59,108
Cisco Systems, Inc.	8,174	396,030
Cognizant Technology Solutions Corp., Class A	1,004	75,983
Corning, Inc.	1,556	62,256
CrowdStrike Holdings, Inc., Class A(b)	466	108,093
Enphase Energy, Inc.(b)	275	31,655
EPAM Systems, Inc.(b)	117	25,170
F5, Inc.(b)	118	24,029
Fair Isaac Corp.(b)	50	80,000
First Solar, Inc.(b)	215	46,438
Fortinet, Inc.(b)	1,280	74,291
Gartner, Inc.(b)	156	78,186
Gen Digital, Inc.	1,113	28,927
GoDaddy, Inc., Class A(b)	284	41,308
Hewlett Packard Enterprise Co.	2,625	52,264
HP, Inc.	1,743	62,905
Intel Corp.	8,593	264,149
International Business Machines Corp.	1,855	356,420
Intuit, Inc.	565	365,753
Jabil, Inc.	244	27,491
Juniper Networks, Inc.	656	24,725
Keysight Technologies, Inc.(b)	353	49,268
KLA Corp.	272	223,875
Lam Research Corp.	264	243,207
Microchip Technology, Inc.	1,091	96,859
Micron Technology, Inc.	2,236	245,557
Microsoft Corp.	15,003	6,276,505
Monolithic Power Systems, Inc.	98	84,583
Motorola Solutions, Inc.	337	134,436
NetApp, Inc.	416	52,824
NVIDIA Corp.	49,656	5,810,745
NXP Semiconductors N.V. (China)	516	135,791
ON Semiconductor Corp.(b)	869	67,999
Oracle Corp.	3,218	448,750
Palo Alto Networks, Inc.(b)	652	211,724
PTC, Inc.(b)	242	43,040
Qorvo, Inc.(b)	195	23,361
QUALCOMM, Inc.	2,257	408,404
Roper Technologies, Inc.	215	117,121
Salesforce, Inc.	1,960	507,248
Seagate Technology Holdings PLC	394	40,255
ServiceNow, Inc.(b)	414	337,157
Skyworks Solutions, Inc.	324	36,813
Super Micro Computer, Inc.(b)	102	71,568
Synopsys, Inc.(b)	308	171,963
TE Connectivity Ltd.	618	95,376
Teledyne Technologies, Inc.(b)	96	40,499
Teradyne, Inc.	315	41,315
Texas Instruments, Inc.	1,838	374,603
Trimble, Inc.(b)	493	26,888
Tyler Technologies, Inc.(b)	86	48,857
VeriSign, Inc.(b)	175	32,727
Western Digital Corp.(b)	659	44,186
Zebra Technologies Corp., Class A(b)	104	36,524
		29,389,509
Materials-2.27%
Air Products and Chemicals, Inc.	449	118,469
Albemarle Corp.	237	22,200
Amcor PLC	2,918	30,726
	Shares	Value
Materials-(continued)
Avery Dennison Corp.	162	$ 35,126
Ball Corp.	627	40,021
Celanese Corp.	203	28,653
CF Industries Holdings, Inc.	369	28,188
Corteva, Inc.	1,407	78,933
Dow, Inc.	1,419	77,293
DuPont de Nemours, Inc.	844	70,643
Eastman Chemical Co.	238	24,593
Ecolab, Inc.	513	118,344
FMC Corp.	252	14,707
Freeport-McMoRan, Inc.	2,900	131,689
International Flavors & Fragrances, Inc.	515	51,232
International Paper Co.	702	32,629
Linde PLC	971	440,348
LyondellBasell Industries N.V., Class A	519	51,620
Martin Marietta Materials, Inc.	124	73,575
Mosaic Co. (The)	649	19,321
Newmont Corp.	2,328	114,235
Nucor Corp.	484	78,863
Packaging Corp. of America	180	35,977
PPG Industries, Inc.	475	60,315
Sherwin-Williams Co. (The)	471	165,227
Smurfit WestRock PLC(b)	1,048	46,992
Steel Dynamics, Inc.	298	39,700
Vulcan Materials Co.	267	73,294
		2,102,913
Real Estate-2.31%
Alexandria Real Estate Equities, Inc.	317	37,181
American Tower Corp.	942	207,617
AvalonBay Communities, Inc.	286	58,607
BXP, Inc.	291	20,751
Camden Property Trust	214	23,700
CBRE Group, Inc., Class A(b)	609	68,640
CoStar Group, Inc.(b)	824	64,288
Crown Castle, Inc.	877	96,540
Digital Realty Trust, Inc.	655	97,916
Equinix, Inc.	192	151,726
Equity Residential	696	48,462
Essex Property Trust, Inc.	130	36,187
Extra Space Storage, Inc.	427	68,158
Federal Realty Investment Trust	151	16,859
Healthpeak Properties, Inc.	1,421	31,006
Host Hotels & Resorts, Inc.	1,423	24,917
Invitation Homes, Inc.	1,162	40,984
Iron Mountain, Inc.	592	60,716
Kimco Realty Corp.	1,348	29,292
Mid-America Apartment Communities, Inc.	236	32,986
Prologis, Inc.	1,869	235,587
Public Storage	320	94,694
Realty Income Corp.	1,758	100,962
Regency Centers Corp.	332	22,357
SBA Communications Corp., Class A	216	47,421
Simon Property Group, Inc.	658	100,964
UDR, Inc.	612	24,523
Ventas, Inc.	817	44,477
VICI Properties, Inc.	2,106	65,834
Welltower, Inc.	1,207	134,279
Weyerhaeuser Co.	1,472	46,751
		2,134,382
Utilities-2.41%
AES Corp. (The)	1,434	25,511

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Alliant Energy Corp.	517	$ 28,776
Ameren Corp.	538	42,647
American Electric Power Co., Inc.	1,064	104,400
American Water Works Co., Inc.	393	55,947
Atmos Energy Corp.	304	38,875
CenterPoint Energy, Inc.	1,291	35,825
CMS Energy Corp.	603	39,074
Consolidated Edison, Inc.	698	68,069
Constellation Energy Corp.	636	120,713
Dominion Energy, Inc.	1,692	90,454
DTE Energy Co.	417	50,261
Duke Energy Corp.	1,558	170,243
Edison International	777	62,168
Entergy Corp.	431	49,983
Evergy, Inc.	465	26,970
Eversource Energy	712	46,216
Exelon Corp.	2,019	75,107
FirstEnergy Corp.	1,045	43,796
NextEra Energy, Inc.	4,148	316,866
	Shares	Value
Utilities-(continued)
NiSource, Inc.	905	$ 28,281
NRG Energy, Inc.	421	31,647
PG&E Corp.	4,314	78,730
Pinnacle West Capital Corp.	229	19,600
PPL Corp.	1,490	44,283
Public Service Enterprise Group, Inc.	1,006	80,249
Sempra	1,277	102,237
Southern Co. (The)	2,207	184,329
Vistra Corp.	659	52,206
WEC Energy Group, Inc.	638	54,906
Xcel Energy, Inc.	1,122	65,390
		2,233,759
TOTAL INVESTMENTS IN SECURITIES-101.22% (Cost $67,790,805)		93,617,293
OTHER ASSETS LESS LIABILITIES-(1.22)%		(1,126,651)
NET ASSETS-100.00%		$92,490,642

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Invesco Ltd.	$14,864	$-	$(2,173)	$4,303	$(1,322)	$15,672	$215
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,284	2,105,575	(2,117,859)	-	-	-	1,077
Total	$27,148	$2,105,575	$(2,120,032)	$4,303	$(1,322)	$15,672	$1,292

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	08/16/2024	169	$ 5,530	$(93,457,000)	$(1,152,580)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.90%
Electronic Arts, Inc.	244,439	$ 36,895,622
Netflix, Inc.(b)	549,808	345,471,857
Omnicom Group, Inc.(c)	207,928	20,385,261
		402,752,740
Consumer Discretionary-5.41%
BorgWarner, Inc.	321,343	11,346,621
Deckers Outdoor Corp.(b)	29,981	27,661,370
eBay, Inc.(c)	592,740	32,962,272
Lennar Corp., Class A	271,939	48,114,167
lululemon athletica, inc.(b)	125,910	32,567,881
NIKE, Inc., Class B	1,551,308	116,130,917
NVR, Inc.(b)	3,502	30,143,395
Pool Corp.(c)	58,435	21,857,027
Ralph Lauren Corp.	45,022	7,905,413
Ross Stores, Inc.	355,626	50,936,312
TJX Cos., Inc. (The)	1,399,811	158,206,639
Ulta Beauty, Inc.(b)	60,038	21,907,266
		559,739,280
Consumer Staples-14.16%
Archer-Daniels-Midland Co.	533,310	33,070,553
Clorox Co. (The)	156,044	20,586,885
Costco Wholesale Corp.	504,532	414,725,304
Hershey Co. (The)(c)	156,231	30,852,498
Kellanova	345,854	20,111,410
Kenvue, Inc.	2,099,400	38,817,906
Kimberly-Clark Corp.	424,567	57,337,773
Mondelez International, Inc., Class A	1,487,160	101,647,386
Monster Beverage Corp.(b)	785,360	40,406,772
PepsiCo, Inc.	1,489,645	257,217,002
Procter & Gamble Co. (The)	2,534,655	407,471,138
Sysco Corp.	533,065	40,859,432
		1,463,104,059
Energy-1.36%
APA Corp.	461,782	14,402,980
Marathon Petroleum Corp.(c)	398,965	70,624,784
Valero Energy Corp.	343,480	55,547,586
		140,575,350
Financials-14.03%
Ameriprise Financial, Inc.	164,973	70,949,938
Arch Capital Group Ltd.(b)	445,451	42,665,297
Cincinnati Financial Corp.	168,770	22,044,737
Everest Group Ltd.	47,835	18,792,936
Jack Henry & Associates, Inc.	80,416	13,789,736
MarketAxess Holdings, Inc.	40,326	9,014,071
Mastercard, Inc., Class A	1,138,312	527,846,657
Moody’s Corp.	165,281	75,447,471
Progressive Corp. (The)	688,113	147,338,756
T. Rowe Price Group, Inc.	235,635	26,911,873
Visa, Inc., Class A(c)	1,865,770	495,679,116
		1,450,480,588
Health Care-9.36%
Agilent Technologies, Inc.	307,545	43,486,863
Baxter International, Inc.	654,973	23,461,133
Cencora, Inc.	205,151	48,801,320
Centene Corp.(b)	668,235	51,400,636
GE HealthCare Technologies, Inc.(c)	529,253	44,790,681
Hologic, Inc.(b)	244,388	19,944,505
IDEXX Laboratories, Inc.(b)	102,530	48,816,584
	Shares	Value
Health Care-(continued)
Johnson & Johnson	3,468,067	$ 547,434,376
Labcorp Holdings, Inc.(b)(c)	106,449	22,933,373
Solventum Corp.(b)	150,922	8,886,287
STERIS PLC(c)	99,681	23,799,835
Zoetis, Inc.	463,221	83,398,309
		967,153,902
Industrials-14.48%
A.O. Smith Corp.	160,126	13,617,115
Automatic Data Processing, Inc.	723,178	189,921,006
Broadridge Financial Solutions, Inc.	128,642	27,529,388
Builders FirstSource, Inc.(b)	144,037	24,107,473
C.H. Robinson Worldwide, Inc.(c)	132,586	11,806,783
Caterpillar, Inc.	563,918	195,228,412
Cintas Corp.	94,503	72,194,622
Cummins, Inc.	171,040	49,909,472
Emerson Electric Co.	737,709	86,393,101
Expeditors International of Washington, Inc.	186,102	23,229,252
Fastenal Co.	785,066	55,543,420
General Electric Co.	1,233,137	209,879,917
Illinois Tool Works, Inc.	466,579	115,375,655
Lockheed Martin Corp.	332,926	180,419,258
Paychex, Inc.	490,997	62,857,436
Paycom Software, Inc.(c)	51,021	8,509,793
Rockwell Automation, Inc.	151,445	42,200,149
Veralto Corp.	272,734	29,062,535
Verisk Analytics, Inc.	171,159	44,800,868
W.W. Grainger, Inc.(c)	54,967	53,692,315
		1,496,277,970
Information Technology-34.53%
Adobe, Inc.(b)	588,191	324,475,565
Apple, Inc.	2,366,778	525,614,058
Applied Materials, Inc.	985,015	209,020,183
Autodesk, Inc.(b)	305,970	75,733,694
Broadcom, Inc.	3,372,648	541,917,081
CDW Corp.	149,370	32,579,091
Cisco Systems, Inc.	4,895,963	237,209,407
Cognizant Technology Solutions Corp., Class A	498,730	37,743,886
F5, Inc.(b)	67,829	13,812,698
Gartner, Inc.(b)	129,445	64,876,540
Intuit, Inc.	283,543	183,551,561
Jabil, Inc.	162,452	18,303,467
Keysight Technologies, Inc.(b)	180,930	25,252,400
KLA Corp.	177,887	146,413,453
Lam Research Corp.	153,789	141,676,578
Microchip Technology, Inc.	718,689	63,805,210
Microsoft Corp.	1,143,275	478,289,096
Palo Alto Networks, Inc.(b)	341,601	110,928,093
QUALCOMM, Inc.	1,458,132	263,848,985
Skyworks Solutions, Inc.(c)	176,401	20,042,682
TE Connectivity Ltd.	346,406	53,460,838
		3,568,554,566
Materials-2.72%
Ball Corp.	480,194	30,650,783
DuPont de Nemours, Inc.	420,886	35,228,158
LyondellBasell Industries N.V., Class A	281,838	28,031,608
Martin Marietta Materials, Inc.	81,241	48,204,348
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	282,844	$ 99,221,675
Vulcan Materials Co.	143,581	39,414,420
		280,750,992
Total Common Stocks & Other Equity Interests (Cost $9,194,783,678)		10,329,389,447
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $3,008,983)	3,008,983	3,008,983
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $9,197,792,661)		10,332,398,430
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.06%
Invesco Private Government Fund, 5.30%(d)(e)(f)	29,976,803	$ 29,976,803
Invesco Private Prime Fund, 5.48%(d)(e)(f)	79,077,132	79,100,855
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,077,658)		109,077,658
TOTAL INVESTMENTS IN SECURITIES-101.04% (Cost $9,306,870,319)		10,441,476,088
OTHER ASSETS LESS LIABILITIES-(1.04)%		(107,023,764)
NET ASSETS-100.00%		$10,334,452,324

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,644,731	$61,317,455	$(61,953,203)	$-	$-	$3,008,983	$122,688
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	68,394,960	97,747,829	(136,165,986)	-	-	29,976,803	644,233*
Invesco Private Prime Fund	175,871,563	200,612,716	(297,382,883)	33,249	(33,790)	79,100,855	1,754,078*
Total	$247,911,254	$359,678,000	$(495,502,072)	$33,249	$(33,790)	$112,086,641	$2,520,999

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.08%
Liberty Media Corp.-Liberty Live, Series C(b)	34,932	$ 1,363,047
Vimeo, Inc.(b)(c)	123,101	494,866
		1,857,913
Consumer Discretionary-4.29%
Phinia, Inc.(c)	33,140	1,481,358
Victoria’s Secret & Co.(b)(c)	62,424	1,108,026
		2,589,384
Energy-4.79%
DT Midstream, Inc.(c)	38,317	2,887,569
Financials-2.64%
NCR Atleos Corp.(b)(c)	49,525	1,592,229
Health Care-21.53%
Embecta Corp.	48,657	762,455
Enhabit, Inc.(b)	25,028	256,287
Fortrea Holdings, Inc.(b)(c)	61,557	1,698,358
GE HealthCare Technologies, Inc.	52,888	4,475,911
Organon & Co.(c)	116,425	2,545,051
Solventum Corp.(b)	55,189	3,249,528
		12,987,590
Industrials-44.89%
Concentrix Corp.(c)	26,707	1,882,844
Crane Co.	19,272	3,091,614
ESAB Corp.	25,344	2,574,950
GE Vernova, Inc.(b)	23,288	4,150,853
GXO Logistics, Inc.(b)(c)	51,161	2,863,993
MasterBrand, Inc.(b)	93,017	1,678,957
RXO, Inc.(b)(c)	67,167	2,129,866
U-Haul Holding Co., Series N(c)	42,691	2,720,697
Veralto Corp.	43,686	4,655,180
Vestis Corp.(c)	102,152	1,324,912
		27,073,866
Information Technology-8.60%
Consensus Cloud Solutions, Inc.(b)(c)	1,141	24,303
Kyndryl Holdings, Inc.(b)	97,909	2,630,815
Vontier Corp.	64,471	2,529,197
		5,184,315
	Shares	Value
Materials-3.73%
Knife River Corp.(b)	28,327	$ 2,252,563
Real Estate-0.44%
Orion Office REIT, Inc.	66,287	268,462
Utilities-6.00%
Constellation Energy Corp.	19,064	3,618,347
Total Common Stocks & Other Equity Interests (Cost $45,842,398)		60,312,238
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $49,138)	49,138	49,138
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $45,891,536)		60,361,376
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.88%
Invesco Private Government Fund, 5.30%(d)(e)(f)	2,990,929	2,990,929
Invesco Private Prime Fund, 5.48%(d)(e)(f)	7,792,105	7,794,443
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,785,352)		10,785,372
TOTAL INVESTMENTS IN SECURITIES-117.95% (Cost $56,676,888)		71,146,748
OTHER ASSETS LESS LIABILITIES-(17.95)%		(10,829,851)
NET ASSETS-100.00%		$60,316,897
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,755	$133,819	$(155,436)	$-	$-	$49,138	$484
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
July 31, 2024
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,165,401	$9,431,620	$(7,606,092)	$-	$-	$2,990,929	$17,449*
Invesco Private Prime Fund	2,997,649	18,598,456	(13,801,665)	215	(212)	7,794,443	48,308*
Total	$4,233,805	$28,163,895	$(21,563,193)	$215	$(212)	$10,834,510	$66,241

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Building Products-9.08%
A.O. Smith Corp.	1,020,917	$ 86,818,782
Advanced Drainage Systems, Inc.	492,219	87,142,452
Zurn Elkay Water Solutions Corp.(b)	934,086	30,320,431
		204,281,665
Chemicals-7.54%
Ecolab, Inc.	735,449	169,660,730
Commercial Services & Supplies-9.98%
Tetra Tech, Inc.(b)	301,068	64,199,740
Veralto Corp.	1,505,306	160,405,408
		224,605,148
Construction & Engineering-6.93%
AECOM	954,984	86,531,100
Northwest Pipe Co.(b)(c)	46,858	1,787,633
Stantec, Inc. (Canada)	141,126	12,417,677
Valmont Industries, Inc.(b)	184,778	55,130,364
		155,866,774
Electronic Equipment, Instruments & Components-3.87%
Badger Meter, Inc.(b)	187,870	38,731,279
Itron, Inc.(b)(c)	466,926	48,298,825
		87,030,104
Life Sciences Tools & Services-4.13%
Waters Corp.(c)	276,368	92,937,031
Machinery-23.04%
Energy Recovery, Inc.(b)(c)	503,118	7,335,461
Franklin Electric Co., Inc.	206,002	21,963,933
Gorman-Rupp Co. (The)	117,017	4,833,972
IDEX Corp.	409,282	85,327,111
Lindsay Corp.(b)	108,830	13,711,492
Mueller Industries, Inc.(b)	708,067	50,230,273
Mueller Water Products, Inc., Class A	1,395,802	28,865,185
Pentair PLC	1,049,306	92,202,518
Toro Co. (The)(b)	1,048,832	100,404,688
Watts Water Technologies, Inc., Class A	157,564	32,697,681
Xylem, Inc.	605,377	80,817,830
		518,390,144
Software-7.76%
Roper Technologies, Inc.	320,538	174,613,075
Trading Companies & Distributors-11.74%
Core & Main, Inc., Class A(b)(c)	1,483,301	79,312,105
Ferguson PLC(b)	830,126	184,827,554
		264,139,659
	Shares	Value
Water Utilities-15.88%
American States Water Co.	269,002	$ 22,200,735
American Water Works Co., Inc.	1,305,960	185,916,466
Artesian Resources Corp., Class A	56,160	2,199,787
California Water Service Group	437,160	23,370,574
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR (Brazil)(b)	1,144,854	17,894,068
Consolidated Water Co. Ltd.(b)	182,735	5,310,279
Essential Utilities, Inc.(b)	1,821,086	74,027,146
Global Water Resources, Inc.	27,771	359,079
Middlesex Water Co.(b)	146,499	9,739,254
SJW Group	225,335	13,657,554
York Water Co. (The)(b)	64,988	2,684,654
		357,359,596
Total Common Stocks & Other Equity Interests (Cost $1,671,910,985)		2,248,883,926

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $2,738,072)	2,738,072	2,738,072
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,674,649,057)		2,251,621,998
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.99%
Invesco Private Government Fund, 5.30%(d)(e)(f)	18,603,052	18,603,052
Invesco Private Prime Fund, 5.48%(d)(e)(f)	48,656,440	48,671,037
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,274,089)		67,274,089
TOTAL INVESTMENTS IN SECURITIES-103.06% (Cost $1,741,923,146)		2,318,896,087
OTHER ASSETS LESS LIABILITIES-(3.06)%		(68,955,522)
NET ASSETS-100.00%		$2,249,940,565

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,231,808	$10,562,599	$(9,056,335)	$-	$-	$2,738,072	$18,611
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,367,978	68,619,556	(64,384,482)	-	-	18,603,052	214,001*
Invesco Private Prime Fund	36,957,371	172,410,929	(160,696,910)	3,019	(3,372)	48,671,037	576,224*
Total	$52,557,157	$251,593,084	$(234,137,727)	$3,019	$(3,372)	$70,012,161	$808,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Aerospace & Defense-1.90%
Archer Aviation, Inc., Class A(b)(c)	1,561,604	$ 6,511,889
Automobile Components-5.32%
Gentherm, Inc.(b)	95,142	5,249,935
QuantumScape Corp.(b)	1,030,565	6,657,450
Solid Power, Inc.(b)	3,375,567	6,346,066
		18,253,451
Automobiles-9.04%
Gogoro, Inc. (Taiwan)(b)(c)	3,878,402	5,856,387
NIO, Inc., ADR (China)(b)(c)	1,169,530	5,192,713
Rivian Automotive, Inc., Class A(b)	490,040	8,041,556
Tesla, Inc.(b)	27,952	6,486,821
XPeng, Inc., ADR (China)(b)(c)	677,034	5,456,894
		31,034,371
Chemicals-4.29%
Albemarle Corp.	53,994	5,057,618
Arcadium Lithium PLC (Jersey)(b)	1,534,591	4,879,999
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)(c)	125,391	4,772,382
		14,709,999
Commercial Services & Supplies-1.44%
LanzaTech Global, Inc.(b)(c)	2,726,745	4,935,408
Construction & Engineering-4.99%
Ameresco, Inc., Class A(b)	156,004	4,925,046
Emeren Group Ltd., ADR (China)(b)(c)	1,095,114	1,883,596
MYR Group, Inc.(b)	37,585	5,279,941
Quanta Services, Inc.	18,944	5,027,359
		17,115,942
Electrical Equipment-29.00%
American Superconductor Corp.(b)	212,204	5,126,849
Amprius Technologies, Inc.(b)(c)	1,317,690	1,581,228
Array Technologies, Inc.(b)	361,572	3,803,737
Ballard Power Systems, Inc. (Canada)(b)(c)	1,821,131	4,152,179
Blink Charging Co.(b)(c)	1,946,586	6,404,268
Bloom Energy Corp., Class A(b)(c)	348,343	4,716,564
ChargePoint Holdings, Inc.(b)(c)	3,464,721	7,518,445
Energy Vault Holdings, Inc.(b)(c)	1,678,974	1,712,553
Enovix Corp.(b)(c)	424,421	6,115,907
Fluence Energy, Inc.(b)(c)	252,540	4,136,605
FREYR Battery, Inc. (Norway)(b)(c)	3,165,144	5,697,259
Nextracker, Inc., Class A(b)	78,982	3,881,175
Plug Power, Inc.(b)(c)	1,925,478	4,755,931
Preformed Line Products Co.	40,642	5,603,313
SES AI Corp.(b)(c)	4,410,892	5,425,397
Shoals Technologies Group, Inc., Class A(b)	791,285	5,143,352
SolarMax Technology, Inc.(b)(c)	370,829	1,572,315
Stem, Inc.(b)(c)	1,447,198	1,765,582
SunPower Corp.(b)(c)	2,149,856	1,834,902
Sunrun, Inc.(b)	466,163	8,171,837
TPI Composites, Inc.(b)(c)	918,960	3,914,770
Wallbox N.V. (Spain)(b)(c)	3,968,000	6,467,840
		99,502,008
Electronic Equipment, Instruments & Components-4.78%
Advanced Energy Industries, Inc.	44,934	5,228,969
Bel Fuse, Inc., Class B	76,917	5,712,626
Itron, Inc.(b)	52,863	5,468,149
		16,409,744
	Shares	Value
Food Products-1.63%
Darling Ingredients, Inc.(b)	140,444	$ 5,579,840
Independent Power and Renewable Electricity Producers-8.04%
Altus Power, Inc.(b)	1,057,869	4,443,050
Brookfield Renewable Corp., Class A(c)	199,665	5,610,587
Ormat Technologies, Inc.	62,932	4,886,040
ReNew Energy Global PLC, Class A (India)(b)(c)	935,495	5,444,581
Sunnova Energy International, Inc.(b)(c)	1,020,305	7,213,556
		27,597,814
Machinery-1.69%
ESCO Technologies, Inc.	47,308	5,816,992
Metals & Mining-9.47%
Atlas Lithium Corp. (Poland)(b)(c)	166,299	1,862,549
Lifezone Metals Ltd. (Isle of Man)(b)(c)	624,730	4,929,120
Lithium Americas (Argentina) Corp. (Canada)(b)(c)	1,407,584	4,264,980
Lithium Americas Corp. (Canada)(b)(c)	1,786,754	4,842,103
MP Materials Corp.(b)(c)	356,439	4,819,055
Piedmont Lithium, Inc.(b)(c)	157,354	1,576,687
Sigma Lithium Corp. (Brazil)(b)(c)	420,975	4,601,257
Standard Lithium Ltd. (Canada)(b)(c)	4,116,992	5,599,109
		32,494,860
Oil, Gas & Consumable Fuels-3.00%
OPAL Fuels, Inc., Class A(b)(c)	1,156,840	4,777,749
REX American Resources Corp.(b)	108,787	5,527,468
		10,305,217
Passenger Airlines-1.77%
Joby Aviation, Inc.(b)(c)	1,015,234	6,071,099
Semiconductors & Semiconductor Equipment-10.64%
Canadian Solar, Inc. (Canada)(b)(c)	279,335	4,631,374
Enphase Energy, Inc.(b)	44,945	5,173,619
First Solar, Inc.(b)	17,171	3,708,764
JinkoSolar Holding Co. Ltd., ADR (China)	204,430	4,243,967
Maxeon Solar Technologies Ltd.(b)	1,604,783	284,849
Navitas Semiconductor Corp.(b)(c)	1,261,647	4,680,710
SolarEdge Technologies, Inc.(b)(c)	141,689	4,089,145
Universal Display Corp.	25,124	5,593,105
Wolfspeed, Inc.(b)	218,824	4,124,832
		36,530,365
Specialty Retail-2.97%
EVgo, Inc.(b)(c)	2,651,574	10,182,044
Total Common Stocks & Other Equity Interests (Cost $616,856,298)		343,051,043

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e) (Cost $133,053)	133,053	133,053
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $616,989,351)		343,184,096
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.52%
Invesco Private Government Fund, 5.30%(d)(e)(f)	21,525,744	$ 21,525,744
Invesco Private Prime Fund, 5.48%(d)(e)(f)	55,732,288	55,749,008
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $77,274,439)		77,274,752
TOTAL INVESTMENTS IN SECURITIES-122.53% (Cost $694,263,790)		420,458,848
OTHER ASSETS LESS LIABILITIES-(22.53)%		(77,304,949)
NET ASSETS-100.00%		$343,153,899

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,482	$3,387,411	$(3,385,840)	$-	$-	$133,053	$4,217
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,307,573	50,149,949	(53,931,778)	-	-	21,525,744	313,536*
Invesco Private Prime Fund	64,624,886	78,113,356	(86,989,018)	14,008	(14,224)	55,749,008	832,659*
Investments in Other Affiliates:
American Superconductor Corp.**	4,275,311	2,320,457	(5,536,060)	1,151,341	2,915,800	5,126,849	-
Total	$94,339,252	$133,971,173	$(149,842,696)	$1,165,349	$2,901,576	$82,534,654	$1,150,412

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2024, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024, for each Fund (except for Invesco S&P 500 BuyWrite ETF). As of July 31, 2024, all of the securities in Invesco S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,601,976,946	$-	$-	$3,601,976,946
Money Market Funds	335,109	158,001,208	-	158,336,317
Total Investments	$3,602,312,055	$158,001,208	$-	$3,760,313,263
Invesco Bloomberg Analyst Rating Improvers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$110,846,379	$-	$-	$110,846,379
Money Market Funds	-	11,106,777	-	11,106,777
Total Investments	$110,846,379	$11,106,777	$-	$121,953,156
Invesco Dorsey Wright Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,241,490,926	$-	$-	$1,241,490,926
Money Market Funds	801,494	33,749,579	-	34,551,073
Total Investments	$1,242,292,420	$33,749,579	$-	$1,276,041,999
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$210,341,792	$-	$-	$210,341,792
Closed-End Funds	43,653,055	-	-	43,653,055
Money Market Funds	-	43,514,155	-	43,514,155
Total Investments	$253,994,847	$43,514,155	$-	$297,509,002
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$121,660,411	$-	$-	$121,660,411
Money Market Funds	-	41,221,022	-	41,221,022
Total Investments	$121,660,411	$41,221,022	$-	$162,881,433

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$173,238,204	$-	$-	$173,238,204
Exchange-Traded Funds	5,401,327	-	-	5,401,327
Money Market Funds	85,372	34,911,237	-	34,996,609
Total Investments	$178,724,903	$34,911,237	$-	$213,636,140
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,329,389,447	$-	$-	$10,329,389,447
Money Market Funds	3,008,983	109,077,658	-	112,086,641
Total Investments	$10,332,398,430	$109,077,658	$-	$10,441,476,088
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$60,312,238	$-	$-	$60,312,238
Money Market Funds	49,138	10,785,372	-	10,834,510
Total Investments	$60,361,376	$10,785,372	$-	$71,146,748
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,248,883,926	$-	$-	$2,248,883,926
Money Market Funds	2,738,072	67,274,089	-	70,012,161
Total Investments	$2,251,621,998	$67,274,089	$-	$2,318,896,087
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$343,051,043	$-	$-	$343,051,043
Money Market Funds	133,053	77,274,752	-	77,407,805
Total Investments	$343,184,096	$77,274,752	$-	$420,458,848